ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Foreign currency translation adjustments		$ (2,717)	$ (1,290)
Accumulated other comprehensive loss	$ (2,293)	$ (2,717)	$ (1,290)